Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2020 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2021	¥ 39,523
Year ending December 31, 2022	41,562
Year ending December 31, 2023	43,080
Year ending December 31, 2024	43,251
Year ending December 31, 2025	44,391
Year ending December 31, 2026 - 2030	224,816
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2021	13,273
Year ending December 31, 2022	14,055
Year ending December 31, 2023	14,862
Year ending December 31, 2024	15,783
Year ending December 31, 2025	16,609
Year ending December 31, 2026 - 2030	¥ 99,803